SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Summary of Assets Measured at Fair Value on Recurring Basis) (Details) - Recurring - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Short-term investments	$ 58,853	$ 106,520
Investments accounted for at fair value	31,668	34,471
Quoted Prices in Active Markets for Identical Assets (Level 1)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Short-term investments	560
Investments accounted for at fair value	1,083	3,260
Significant Other Observable Inputs (Level 2)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Short-term investments	58,293	106,520
Unobservable Inputs (Level 3)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investments accounted for at fair value	$ 30,585	$ 31,211